Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital Capital increase May 2022	Share capital Capital increase October 2022	Share capital Capital increase April 2021	Share capital	Share premium Capital increase May 2022	Share premium Capital increase October 2022	Share premium Capital increase April 2021	Share premium	Hedging reserves	Cost of hedging reserves	Foreign currency translation reserve	Retained earnings / (Accumulated losses)	Capital increase May 2022	Capital increase October 2022	Capital increase April 2021	Total
Beginning balance at Dec. 31, 2020				€ 15,557				€ 265,742				€ (40,236)				€ 241,063
Profit for the year												7,451				7,451
Total comprehensive income for the period, net of tax												7,451				7,451
Capital increase	€ 0		€ 3,084				€ 76,134								€ 79,218
Costs incurred in connection with capital increase							€ (2,155)								€ (2,155)
Business combination
Share-based payments								(321)								(321)
Ending balance at Dec. 31, 2021				18,641				339,400				(32,785)				325,256
Profit for the year												35,541				35,541
Other comprehensive income for the year									€ 1,343							1,343
Total comprehensive income for the period, net of tax									1,343			35,541				36,884
Capital increase	3,518	€ 4,416			€ 81,234	€ 94,082							€ 84,752	€ 98,498
Costs incurred in connection with capital increase					€ (2,305)	€ (2,869)							€ (2,305)	€ (2,869)
Business combination
Share-based payments												352				352
Ending balance at Dec. 31, 2022				26,575				509,542	1,343			3,108				540,568
Profit for the year												11,498				11,498
Other comprehensive income for the year									(19,281)	€ (3,621)	€ (6,724)					(29,626)
Total comprehensive income for the period, net of tax									(19,281)	(3,621)	(6,724)	11,498				(18,128)
Capital increase	€ 0
Business combination
Registration of new shares in relation with business combination				15,264				450,271								465,535
Costs incurred in connection with listing								(6,955)								(6,955)
Changes from business combination												(23,113)				(23,113)
Share-based payments												1,134				1,134
Ending balance at Dec. 31, 2023				€ 41,839				€ 952,858	€ (17,938)	€ (3,621)	€ (6,724)	€ (7,373)				€ 959,041